Quarterly Holdings Report
for

Fidelity® Mortgage Backed Securities Central Fund

May 31, 2019

MBSCEN-QTLY-0719
1.850080.112

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 143.3%
	Principal Amount	Value
Fannie Mae - 86.7%
12 month U.S. LIBOR + 1.445% 4.497% 4/1/37 (a)(b)	59,494	62,039
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (a)(b)	20,935	21,744
12 month U.S. LIBOR + 1.495% 4.511% 1/1/35 (a)(b)	65,648	68,328
12 month U.S. LIBOR + 1.553% 4.268% 6/1/36 (a)(b)	84,157	87,899
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (a)(b)	26,401	27,624
12 month U.S. LIBOR + 1.594% 4.308% 5/1/36 (a)(b)	125,351	131,038
12 month U.S. LIBOR + 1.617% 4.582% 3/1/33 (a)(b)	48,202	50,251
12 month U.S. LIBOR + 1.641% 4.375% 9/1/36 (a)(b)	42,375	44,289
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (a)(b)	54,622	57,598
12 month U.S. LIBOR + 1.718% 4.406% 5/1/35 (a)(b)	102,821	107,384
12 month U.S. LIBOR + 1.725% 3.252% 6/1/42 (a)(b)	132,386	136,961
12 month U.S. LIBOR + 1.728% 4.54% 11/1/36 (a)(b)	36,546	38,250
12 month U.S. LIBOR + 1.730% 3.544% 7/1/43 (a)(b)	2,815,805	2,932,267
12 month U.S. LIBOR + 1.741% 4.73% 3/1/40 (a)(b)	158,833	166,479
12 month U.S. LIBOR + 1.745% 4.742% 7/1/35 (a)(b)	50,374	52,736
12 month U.S. LIBOR + 1.750% 4.5% 8/1/41 (a)(b)	180,943	188,519
12 month U.S. LIBOR + 1.800% 4.546% 7/1/41 (a)(b)	132,754	138,477
12 month U.S. LIBOR + 1.800% 4.788% 1/1/42 (a)(b)	238,782	248,861
12 month U.S. LIBOR + 1.810% 4.81% 12/1/39 (a)(b)	52,902	55,276
12 month U.S. LIBOR + 1.812% 4.609% 12/1/40 (a)(b)	3,336,317	3,478,956
12 month U.S. LIBOR + 1.818% 4.546% 7/1/41 (a)(b)	76,286	79,612
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (a)(b)	46,432	48,499
12 month U.S. LIBOR + 1.818% 4.933% 2/1/42 (a)(b)	257,417	269,159
12 month U.S. LIBOR + 1.825% 4.95% 2/1/35 (a)(b)	450,407	473,969
12 month U.S. LIBOR + 1.830% 4.657% 10/1/41 (a)(b)	46,502	48,600
12 month U.S. LIBOR + 1.851% 4.512% 5/1/36 (a)(b)	43,195	45,337
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (a)(b)	81,925	86,535
6 month U.S. LIBOR + 1.475% 4.178% 10/1/33 (a)(b)	1,123	1,159
6 month U.S. LIBOR + 1.505% 4.255% 1/1/35 (a)(b)	111,284	114,930
6 month U.S. LIBOR + 1.510% 4.315% 2/1/33 (a)(b)(c)	1,175	1,212
6 month U.S. LIBOR + 1.535% 4.39% 12/1/34 (a)(b)	25,083	25,934
6 month U.S. LIBOR + 1.535% 4.41% 3/1/35 (a)(b)	15,946	16,494
6 month U.S. LIBOR + 1.556% 4.33% 10/1/33 (a)(b)	9,089	9,397
6 month U.S. LIBOR + 1.565% 4.42% 7/1/35 (a)(b)	10,095	10,450
6 month U.S. LIBOR + 1.740% 4.365% 12/1/34 (a)(b)	1,487	1,549
6 month U.S. LIBOR + 1.960% 4.725% 9/1/35 (a)(b)	18,284	19,139
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (a)(b)	15,807	16,524
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.676% 6/1/36 (a)(b)	120,925	126,095
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (a)(b)	57,411	59,846
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.872% 7/1/34 (a)(b)	133,985	139,825
2.5% 6/1/34 (d)	21,450,000	21,463,837
2.5% 4/1/37 to 8/1/43	48,336,641	48,101,079
3% 7/1/27 to 9/1/48 (d)	832,070,470	843,509,728
3% 6/1/34 (d)	35,750,000	36,273,405
3% 6/1/34 (d)	61,300,000	62,197,475
3% 6/1/34 (d)	48,700,000	49,413,002
3% 6/1/34 (d)	32,600,000	33,077,287
3% 6/1/34 (d)	57,100,000	57,935,984
3% 6/1/34 (d)	10,100,000	10,247,871
3% 6/1/34 (d)	10,900,000	11,059,584
3% 7/1/34 (d)	54,800,000	55,587,328
3% 6/1/49 (d)	110,500,000	110,942,630
3% 6/1/49 (d)	22,100,000	22,188,526
3% 6/1/49 (d)	22,100,000	22,188,526
3% 6/1/49 (d)	37,800,000	37,951,415
3% 6/1/49 (d)	31,850,000	31,977,582
3% 6/1/49 (d)	53,050,000	53,262,502
3% 6/1/49 (d)	10,700,000	10,742,861
3% 6/1/49 (d)	50,500,000	50,702,288
3% 6/1/49 (d)	148,800,000	149,396,048
3% 6/1/49 (d)	60,700,000	60,943,146
3% 6/1/49 (d)	8,000,000	8,032,046
3% 6/1/49 (d)	60,700,000	60,943,146
3% 6/1/49 (d)	111,000,000	111,444,633
3% 6/1/49 (d)	14,600,000	14,658,483
3% 6/1/49 (d)	101,550,000	101,956,779
3% 6/1/49 (d)	8,850,000	8,885,450
3% 6/1/49 (d)	10,000,000	10,040,057
3% 6/1/49 (d)	53,900,000	54,115,907
3% 7/1/49 (d)	37,800,000	37,930,743
3% 7/1/49 (d)	37,800,000	37,930,743
3% 7/1/49 (d)	50,900,000	51,076,053
3.25% 12/1/41	28,216	28,799
3.4% 7/1/42 to 9/1/42	661,371	677,776
3.5% 12/1/25 to 2/1/57	547,815,888	564,058,548
3.5% 6/1/34 (d)	5,000,000	5,136,008
3.5% 6/1/49 (d)	53,475,000	54,537,313
3.5% 6/1/49 (d)	227,650,000	232,172,404
3.5% 6/1/49 (d)	110,600,000	112,797,135
3.5% 6/1/49 (d)	35,500,000	36,205,229
3.5% 6/1/49 (d)	73,300,000	74,756,148
3.5% 6/1/49 (d)	64,500,000	65,781,331
3.5% 6/1/49 (d)	53,300,000	54,358,836
3.5% 6/1/49 (d)	23,250,000	23,711,875
3.5% 6/1/49 (d)	23,250,000	23,711,875
3.5% 6/1/49 (d)	23,300,000	23,762,868
3.5% 6/1/49 (d)	23,300,000	23,762,868
3.5% 7/1/49 (d)	140,650,000	143,177,305
3.525% 5/1/42	15,534	16,111
3.65% 5/1/42 to 8/1/42	391,632	405,643
3.9% 4/1/42	41,445	43,370
4% 11/1/31 to 9/1/48	556,607,128	580,115,026
4% 6/1/49 (d)	90,200,000	93,102,943
4.025% 5/1/42 to 6/1/42	117,977	124,533
4.25% 11/1/41	134,410	143,033
4.5% 11/1/19 to 8/1/56	396,870,355	419,805,238
5% 12/1/19 to 8/1/56	35,345,415	38,427,610
5.253% 8/1/41	1,728,105	1,868,502
5.5% 9/1/21 to 5/1/44	20,112,908	21,951,329
6% 7/1/19 to 1/1/42	15,978,630	18,003,953
6.5% 8/1/20 to 8/1/39	14,232,712	15,966,417
6.532% 2/1/39	2,172,385	2,343,012
7% 9/1/21 to 7/1/37	930,368	1,047,479
7.5% 12/1/22 to 2/1/32	410,615	462,183
8% 8/1/29 to 3/1/37	12,733	15,128
8.5% 6/1/21 to 8/1/23	19	20
9.5% 9/1/21 to 2/1/25	263	270
		4,918,343,503
Freddie Mac - 23.4%
12 month U.S. LIBOR + 1.325% 4.205% 1/1/36 (a)(b)	40,939	42,301
12 month U.S. LIBOR + 1.375% 4.28% 3/1/36 (a)(b)	110,055	114,094
12 month U.S. LIBOR + 1.500% 4.53% 3/1/36 (a)(b)	97,149	101,108
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (a)(b)	28,719	29,835
12 month U.S. LIBOR + 1.750% 4.5% 7/1/41 (a)(b)	384,919	400,373
12 month U.S. LIBOR + 1.750% 4.643% 12/1/40 (a)(b)	1,764,621	1,835,138
12 month U.S. LIBOR + 1.754% 4.505% 9/1/41 (a)(b)	665,794	692,822
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (a)(b)	37,703	39,541
12 month U.S. LIBOR + 1.864% 4.739% 4/1/36 (a)(b)(c)	37,607	39,656
12 month U.S. LIBOR + 1.877% 4.785% 4/1/41 (a)(b)	57,037	59,568
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (a)(b)	55,806	58,318
12 month U.S. LIBOR + 1.884% 4.668% 10/1/42 (a)(b)	320,055	333,424
12 month U.S. LIBOR + 1.910% 4.594% 5/1/41 (a)(b)	86,788	90,795
12 month U.S. LIBOR + 1.910% 4.62% 6/1/41 (a)(b)	115,490	120,409
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (a)(b)	52,666	54,830
12 month U.S. LIBOR + 1.910% 4.69% 5/1/41 (a)(b)	133,414	139,375
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (a)(b)	21,484	22,565
12 month U.S. LIBOR + 1.998% 4.913% 4/1/38 (a)(b)	108,223	114,259
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (a)(b)	59,949	62,816
12 month U.S. LIBOR + 2.073% 5.004% 3/1/33 (a)(b)	1,694	1,773
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (a)(b)	92,537	97,256
6 month U.S. LIBOR + 1.125% 3.924% 8/1/37 (a)(b)	35,604	36,317
6 month U.S. LIBOR + 1.445% 4.195% 3/1/35 (a)(b)	38,724	39,906
6 month U.S. LIBOR + 1.608% 4.205% 12/1/35 (a)(b)	33,389	34,536
6 month U.S. LIBOR + 1.647% 4.438% 2/1/37 (a)(b)	143,421	148,667
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (a)(b)	54,948	57,195
6 month U.S. LIBOR + 1.746% 4.58% 5/1/37 (a)(b)	14,243	14,861
6 month U.S. LIBOR + 1.843% 4.609% 10/1/36 (a)(b)	159,459	166,317
6 month U.S. LIBOR + 1.912% 4.684% 10/1/35 (a)(b)	96,936	101,057
6 month U.S. LIBOR + 2.020% 4.692% 6/1/37 (a)(b)	28,023	29,246
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (a)(b)	42,173	44,035
6 month U.S. LIBOR + 2.286% 5.015% 10/1/35 (a)(b)	72,681	75,580
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.393% 6/1/33 (a)(b)	137,131	142,983
U.S. TREASURY 1 YEAR INDEX + 2.282% 4.532% 6/1/33 (a)(b)	281,473	293,322
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.826% 3/1/35 (a)(b)	549,596	571,831
3% 6/1/31 to 1/1/47	311,779,911	315,768,243
3.5% 3/1/32 to 3/1/48 (e)(f)	478,074,498	493,429,112
3.5% 8/1/47	24,223,365	24,931,928
4% 6/1/33 to 10/1/48	334,831,066	349,937,451
4% 4/1/48	874,569	906,465
4.5% 6/1/25 to 10/1/48	95,265,085	101,765,395
5% 6/1/20 to 7/1/41	20,495,407	22,321,315
5.5% 10/1/19 to 6/1/41	9,130,253	10,060,194
6% 10/1/21 to 12/1/37	1,884,157	2,110,463
6.5% 7/1/21 to 9/1/39	3,261,195	3,702,847
7% 6/1/21 to 9/1/36	850,562	967,439
7.5% 6/1/26 to 6/1/32	22,195	25,312
8% 7/1/24 to 4/1/32	24,075	27,493
8.5% 9/1/19 to 9/1/29	22,146	24,706
9% 10/1/20	5	5
9.5% 5/1/21	2	2
		1,332,184,479
Ginnie Mae - 33.2%
3.5% 11/15/40 to 11/20/47	389,806,150	401,891,141
4% 2/15/39 to 5/20/49	167,142,428	174,847,772
4.5% 6/20/33 to 11/20/47	146,572,303	154,583,962
5% 12/15/32 to 9/15/41	16,743,441	18,103,735
5.5% 6/15/33 to 9/15/39	1,932,387	2,133,060
6% 10/15/30 to 5/15/40	2,530,769	2,874,200
7% 10/15/22 to 3/15/33	1,021,197	1,161,150
7.5% 11/15/21 to 9/15/31	417,296	461,427
8% 11/15/21 to 11/15/29	114,704	124,855
8.5% 10/15/21 to 1/15/31	20,856	23,510
9% 10/15/19 to 1/15/23	209	222
9.5% 12/15/20 to 3/15/23	111	114
3% 5/15/42 to 6/20/48	313,702,720	318,876,461
3% 6/1/49 (d)	108,025,000	109,648,292
3% 6/1/49 (d)	71,950,000	73,031,193
3% 6/1/49 (d)	49,550,000	50,294,588
3% 6/1/49 (d)	50,150,000	50,903,604
3% 6/1/49 (d)	41,950,000	42,580,383
3.5% 6/1/49 (d)	103,500,000	106,388,147
3.5% 6/1/49 (d)	64,875,000	66,685,324
3.5% 6/1/49 (d)	28,850,000	29,655,053
3.5% 6/1/49 (d)	28,950,000	29,757,844
3.5% 6/1/49 (d)	26,350,000	27,085,291
3.5% 6/1/49 (d)	23,700,000	24,361,344
3.5% 6/1/49 (d)	26,350,000	27,085,291
3.5% 7/1/49 (d)	125,900,000	129,263,891
4% 6/1/49 (d)	39,085,000	40,429,012
6.5% 3/20/31 to 6/15/37	283,860	325,776
11% 9/20/19	11	11
		1,882,576,653
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $8,065,884,450)		8,133,104,635

Asset-Backed Securities - 0.8%
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 3.4206% 5/25/29 (a)(b)	$2,911,799	$2,926,094
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.4303% 7/25/29 (a)(b)	4,502,106	4,523,204
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.9374% 9/28/30 (a)(b)	6,800,005	6,792,868
GCO Education Loan Funding Master Trust II Series 2007-1A Class A6L, 3 month U.S. LIBOR + 0.110% 2.761% 11/25/26 (a)(b)(g)	8,545,235	8,524,048
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.811% 5/25/26 (a)(b)	9,338,447	9,307,127
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 3.0298% 7/26/66 (a)(b)(g)	2,792,000	2,792,664
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 3.0809% 12/15/27 (a)(b)(g)	9,031,721	9,018,125
TOTAL ASSET-BACKED SECURITIES
(Cost $43,971,662)		43,884,130

Collateralized Mortgage Obligations - 11.4%
U.S. Government Agency - 11.4%
Fannie Mae:
floater:	$	$
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.2298% 2/25/32 (a)(b)	17,653	17,864
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.4406% 3/18/32 (a)(b)	32,557	33,195
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4298% 4/25/32 (a)(b)	37,777	38,419
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.4298% 10/25/32 (a)(b)	49,162	50,006
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.1798% 1/25/32 (a)(b)	18,185	18,377
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6703% 12/25/33 (a)(c)(h)	593,770	142,670
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.2503% 11/25/36 (a)(c)(h)	434,119	81,636
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 2.7298% 1/25/43 (a)(b)	4,685,008	4,639,438
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 2.7798% 5/25/47 (a)(b)	11,323,831	11,189,243
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 2.7298% 5/25/48 (a)(b)	6,722,145	6,626,718
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 2.7298% 6/25/48 (a)(b)	32,084,966	31,636,383
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	14,931	15,530
Series 1993-207 Class H, 6.5% 11/25/23	219,226	233,009
Series 1996-28 Class PK, 6.5% 7/25/25	74,601	79,494
Series 1999-17 Class PG, 6% 4/25/29	265,334	289,486
Series 1999-32 Class PL, 6% 7/25/29	254,138	277,861
Series 1999-33 Class PK, 6% 7/25/29	182,624	199,104
Series 2001-52 Class YZ, 6.5% 10/25/31	22,710	25,813
Series 2003-28 Class KG, 5.5% 4/25/23	128,018	132,379
Series 2005-102 Class CO 11/25/35 (i)	135,956	122,644
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.2327% 8/25/35 (a)(h)	40,994	50,302
Series 2005-81 Class PC, 5.5% 9/25/35	352,322	388,575
Series 2006-12 Class BO 10/25/35 (i)	608,952	549,685
Series 2006-37 Class OW 5/25/36 (i)	57,643	50,872
Series 2006-45 Class OP 6/25/36 (i)	198,353	174,962
Series 2006-62 Class KP 4/25/36 (i)	335,204	297,148
Series 2012-149:
Class DA, 1.75% 1/25/43	972,372	951,291
Class GA, 1.75% 6/25/42	999,842	980,406
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	55,051	61,958
Series 1999-25 Class Z, 6% 6/25/29	203,940	225,633
Series 2001-20 Class Z, 6% 5/25/31	279,674	306,806
Series 2001-31 Class ZC, 6.5% 7/25/31	154,599	173,635
Series 2002-16 Class ZD, 6.5% 4/25/32	84,320	95,996
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.1203% 11/25/32 (a)(c)(h)	351,819	48,324
Series 2012-67 Class AI, 4.5% 7/25/27 (c)	794,826	68,154
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.2103% 12/25/36 (a)(c)(h)	299,827	65,045
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.0103% 5/25/37 (a)(c)(h)	171,091	32,170
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.9272% 9/25/23 (a)(h)	10,382	12,146
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6703% 3/25/33 (a)(c)(h)	43,951	8,774
Series 2005-72 Class ZC, 5.5% 8/25/35	2,344,430	2,542,863
Series 2005-79 Class ZC, 5.9% 9/25/35	1,143,262	1,297,226
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 26.0415% 6/25/37 (a)(h)	142,313	278,605
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 25.0215% 7/25/37 (a)(h)	217,090	422,154
Class SB, 39.600% - 1 month U.S. LIBOR 25.0215% 7/25/37 (a)(h)	81,118	137,938
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.9203% 3/25/38 (a)(c)(h)	1,147,824	198,444
Series 2009-76 Class MI, 5.5% 9/25/24 (c)	350	1
Series 2009-85 Class IB, 4.5% 8/25/24 (c)	18,212	142
Series 2009-93 Class IC, 4.5% 9/25/24 (c)	14,961	54
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 3.9303% 6/25/21 (a)(c)(h)	4,162	48
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.6203% 12/25/40 (a)(c)(h)	1,072,624	172,503
Class ZA, 4.5% 12/25/40	670,252	731,143
Series 2010-139 Class NI, 4.5% 2/25/40 (c)	835,363	65,404
Series 2010-150 Class ZC, 4.75% 1/25/41	4,364,649	4,837,017
Series 2010-17 Class DI, 4.5% 6/25/21 (c)	5,180	55
Series 2010-95 Class ZC, 5% 9/25/40	9,046,610	10,081,620
Series 2010-97 Class CI, 4.5% 8/25/25 (c)	120,956	2,609
Series 2011-39 Class ZA, 6% 11/25/32	764,483	860,616
Series 2011-4 Class PZ, 5% 2/25/41	1,837,060	2,096,176
Series 2011-67 Class AI, 4% 7/25/26 (c)	264,146	19,883
Series 2011-83 Class DI, 6% 9/25/26 (c)	266,844	16,674
Series 2012-100 Class WI, 3% 9/25/27 (c)	3,704,349	306,274
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.2203% 12/25/30 (a)(c)(h)	1,285,824	131,148
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.1203% 6/25/41 (a)(c)(h)	1,772,354	213,848
Series 2013-133 Class IB, 3% 4/25/32 (c)	2,548,344	194,708
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.6203% 1/25/44 (a)(c)(h)	1,186,684	189,143
Series 2013-51 Class GI, 3% 10/25/32 (c)	848,074	74,166
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.2903% 6/25/35 (a)(c)(h)	892,415	165,292
Series 2015-42 Class IL, 6% 6/25/45 (c)	4,988,764	1,089,516
Series 2015-70 Class JC, 3% 10/25/45	5,366,217	5,472,675
Series 2017-30 Class AI, 5.5% 5/25/47	2,483,825	512,196
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (c)	167,298	35,129
Series 343 Class 16, 5.5% 5/25/34 (c)	144,413	26,686
Series 348 Class 14, 6.5% 8/25/34 (a)(c)	100,279	22,350
Series 351:
Class 12, 5.5% 4/25/34 (a)(c)	66,241	12,253
Class 13, 6% 3/25/34 (c)	88,842	18,068
Series 359 Class 19, 6% 7/25/35 (a)(c)	55,292	11,635
Series 384 Class 6, 5% 7/25/37 (c)	701,902	126,625
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.2396% 1/15/32 (a)(b)	14,431	14,604
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.3396% 3/15/32 (a)(b)	20,393	20,693
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.4396% 3/15/32 (a)(b)	20,000	20,339
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.3396% 6/15/31 (a)(b)	37,182	37,709
Class FG, 1 month U.S. LIBOR + 0.900% 3.3396% 3/15/32 (a)(b)	11,272	11,438
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 2.7896% 8/15/47 (a)(b)	5,721,243	5,650,777
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.6896% 5/15/37 (a)(b)	838,599	832,988
planned amortization class:
Series 2006-15 Class OP 3/25/36 (i)	593,511	526,563
Series 2095 Class PE, 6% 11/15/28	304,611	332,290
Series 2101 Class PD, 6% 11/15/28	23,989	26,214
Series 2121 Class MG, 6% 2/15/29	121,564	133,092
Series 2131 Class BG, 6% 3/15/29	845,640	924,672
Series 2137 Class PG, 6% 3/15/29	127,617	140,092
Series 2154 Class PT, 6% 5/15/29	211,962	232,698
Series 2162 Class PH, 6% 6/15/29	46,754	50,887
Series 2520 Class BE, 6% 11/15/32	294,844	329,370
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.1604% 3/15/23 (a)(c)(h)	7,837	284
Series 2693 Class MD, 5.5% 10/15/33	762,522	845,466
Series 2802 Class OB, 6% 5/15/34	416,478	449,999
Series 2962 Class BE, 4.5% 4/15/20	88,470	88,886
Series 3002 Class NE, 5% 7/15/35	822,559	882,187
Series 3110 Class OP 9/15/35 (i)	350,486	326,579
Series 3119 Class PO 2/15/36 (i)	714,695	631,877
Series 3121 Class KO 3/15/36 (i)	119,452	106,524
Series 3123 Class LO 3/15/36 (i)	399,717	354,290
Series 3145 Class GO 4/15/36 (i)	388,471	344,867
Series 3189 Class PD, 6% 7/15/36	677,589	773,645
Series 3225 Class EO 10/15/36 (i)	216,190	191,187
Series 3258 Class PM, 5.5% 12/15/36	350,238	379,411
Series 3415 Class PC, 5% 12/15/37	267,609	289,654
Series 3786 Class HI, 4% 3/15/38 (c)	711,545	35,683
Series 3806 Class UP, 4.5% 2/15/41	2,231,861	2,392,450
Series 3832 Class PE, 5% 3/15/41	2,642,283	2,880,488
Series 4135 Class AB, 1.75% 6/15/42	758,068	742,127
Series 4765 Class PE, 3% 12/15/41	3,760,414	3,802,322
sequential payer:
Series 2135 Class JE, 6% 3/15/29	55,623	60,973
Series 2274 Class ZM, 6.5% 1/15/31	71,940	80,621
Series 2281 Class ZB, 6% 3/15/30	166,841	180,824
Series 2303 Class ZV, 6% 4/15/31	70,667	77,517
Series 2357 Class ZB, 6.5% 9/15/31	552,217	627,624
Series 2502 Class ZC, 6% 9/15/32	138,842	154,903
Series 2519 Class ZD, 5.5% 11/15/32	212,912	234,473
Series 2546 Class MJ, 5.5% 3/15/23	77,862	80,509
Series 2601 Class TB, 5.5% 4/15/23	37,702	39,334
Series 2998 Class LY, 5.5% 7/15/25	126,540	133,676
Series 3871 Class KB, 5.5% 6/15/41	3,693,545	4,207,358
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.1604% 2/15/36 (a)(c)(h)	245,557	49,887
Series 2013-4281 Class AI, 4% 12/15/28 (c)	2,515,496	175,110
Series 2017-4683 Class LM, 3% 5/15/47	6,308,243	6,374,148
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 30.9424% 8/15/24 (a)(h)	3,520	4,404
Class SD, 86.400% - 1 month U.S. LIBOR 54.7348% 8/15/24 (a)(h)	5,184	7,655
Series 2933 Class ZM, 5.75% 2/15/35	2,478,661	2,858,514
Series 2935 Class ZK, 5.5% 2/15/35	2,539,410	2,822,465
Series 2947 Class XZ, 6% 3/15/35	1,043,402	1,172,899
Series 2996 Class ZD, 5.5% 6/15/35	1,790,909	2,038,419
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.1504% 10/15/35 (a)(c)(h)	355,599	68,707
Series 3237 Class C, 5.5% 11/15/36	2,759,001	3,090,973
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.2204% 11/15/36 (a)(c)(h)	901,980	177,160
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.3104% 3/15/37 (a)(c)(h)	1,300,563	268,354
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.3204% 4/15/37 (a)(c)(h)	1,882,836	399,351
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.1404% 6/15/37 (a)(c)(h)	680,258	121,126
Series 3949 Class MK, 4.5% 10/15/34	586,163	619,264
Series 4055 Class BI, 3.5% 5/15/31 (c)	2,386,228	201,620
Series 4149 Class IO, 3% 1/15/33 (c)	382,444	44,891
Series 4314 Class AI, 5% 3/15/34 (c)	770,265	66,809
Series 4427 Class LI, 3.5% 2/15/34 (c)	4,118,144	438,092
Series 4471 Class PA 4% 12/15/40	5,625,480	5,790,352
target amortization class Series 2156 Class TC, 6.25% 5/15/29	155,516	166,226
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 3.3396% 2/15/24 (a)(b)	53,858	54,237
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	117,393	128,068
Series 2056 Class Z, 6% 5/15/28	219,000	238,923
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 2.7396% 5/15/48 (a)(b)	20,448,488	20,127,518
Series 4386 Class AZ, 4.5% 11/15/40	6,608,381	6,995,520
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-2 Class MA, 3.5% 11/25/57	3,768,604	3,887,702
Series 2018-3 Class MA, 3.5% 8/25/57	58,896,825	60,207,551
Series 2018-4 Class MA, 3.5% 3/25/58	21,749,546	22,369,954
Series 2019-1 Class MA, 3.5% 7/25/58	37,577,826	38,927,058
Series 2019-2 Class MA, 3.5% 8/25/58	26,541,250	27,338,071
Series 2018-3 Class M55D, 4% 8/25/57	2,533,832	2,639,189
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.2524% 6/16/37 (a)(c)(h)	392,241	78,402
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 3.0285% 3/20/60 (a)(b)(j)	5,096,650	5,103,404
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.8085% 7/20/60 (a)(b)(j)	604,130	601,399
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.7934% 9/20/60 (a)(b)(j)	727,180	723,570
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.7934% 8/20/60 (a)(b)(j)	833,204	829,187
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.8734% 12/20/60 (a)(b)(j)	1,529,316	1,524,723
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 12/20/60 (a)(b)(j)	2,233,641	2,234,126
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 2/20/61 (a)(b)(j)	4,525,356	4,526,232
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.9834% 2/20/61 (a)(b)(j)	5,926,595	5,926,722
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 4/20/61 (a)(b)(j)	1,959,690	1,960,109
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.9934% 5/20/61 (a)(b)(j)	2,534,177	2,534,789
Class FC, 1 month U.S. LIBOR + 0.500% 2.9934% 5/20/61 (a)(b)(j)	2,207,769	2,208,262
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.0234% 6/20/61 (a)(b)(j)	2,755,206	2,757,560
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 3.0434% 9/20/61 (a)(b)(j)	6,367,346	6,376,740
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.0934% 10/20/61 (a)(b)(j)	3,089,794	3,097,520
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.1934% 11/20/61 (a)(b)(j)	2,744,297	2,757,693
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.1934% 1/20/62 (a)(b)(j)	1,780,041	1,788,355
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.1234% 1/20/62 (a)(b)(j)	2,585,060	2,593,480
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.1234% 3/20/62 (a)(b)(j)	1,548,929	1,550,848
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1434% 5/20/61 (a)(b)(j)	150,653	151,004
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 3.0134% 10/20/62 (a)(b)(j)	147,881	147,979
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 3.0234% 7/20/60 (a)(b)(j)	1,238,248	1,238,404
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.8534% 3/20/63 (a)(b)(j)	183,646	183,061
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 3.0934% 1/20/64 (a)(b)(j)	2,594,796	2,600,798
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 3.0934% 12/20/63 (a)(b)(j)	7,795,762	7,816,920
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.9934% 6/20/64 (a)(b)(j)	2,231,110	2,231,620
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.7934% 3/20/65 (a)(b)(j)	114,177	113,850
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.7734% 5/20/63 (a)(b)(j)	744,776	743,968
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.6934% 4/20/63 (a)(b)(j)	969,056	967,197
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.8934% 12/20/62 (a)(b)(j)	1,550,534	1,549,626
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.6906% 10/20/47 (a)(b)	5,679,339	5,579,870
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 2.7906% 11/20/48 (a)(b)	17,349,611	17,354,960
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.7406% 5/20/48 (a)(b)	7,121,891	7,035,437
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.7406% 6/20/48 (a)(b)	8,124,741	8,010,868
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 2.7406% 6/20/48 (a)(b)	10,137,804	10,014,953
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	140,408	159,109
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.1187% 12/20/40 (a)(h)	4,475,000	5,137,524
Series 2011-136 Class WI, 4.5% 5/20/40 (c)	571,803	54,061
Series 2017-134 Class BA, 2.5% 11/20/46	1,016,656	1,015,974
Series 2017-153 Class GA, 3% 9/20/47	10,218,888	10,358,468
Series 2017-182 Class KA, 3% 10/20/47	9,456,376	9,583,642
Series 2018-13 Class Q, 3% 4/20/47	12,093,525	12,250,862
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	1,208,111	1,313,233
Series 2010-160 Class DY, 4% 12/20/40	10,934,774	11,709,326
Series 2010-170 Class B, 4% 12/20/40	2,457,427	2,631,566
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.9934% 9/20/62 (a)(b)(j)	10,392,123	10,392,757
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.1434% 11/20/65 (a)(b)(j)	949,092	949,946
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.0624% 5/16/34 (a)(c)(h)	220,299	37,708
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.7624% 8/17/34 (a)(c)(h)	250,328	51,682
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 25.5742% 6/16/37 (a)(h)	24,081	42,119
Series 2010-116 Class QB, 4% 9/16/40	786,296	816,613
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.5124% 2/16/40 (a)(c)(h)	1,596,526	234,098
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.8085% 5/20/60 (a)(b)(j)	2,071,741	2,063,424
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.6594% 7/20/41 (a)(c)(h)	1,011,045	171,619
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.2624% 6/16/42 (a)(c)(h)	808,942	149,658
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.4125% 4/20/39 (a)(h)	1,086,947	1,113,402
Class ST, 8.800% - 1 month U.S. LIBOR 5.5458% 8/20/39 (a)(h)	3,659,607	3,783,149
Series 2013-149 Class MA, 2.5% 5/20/40	12,950,668	12,987,762
Series 2014-2 Class BA, 3% 1/20/44	17,244,699	17,624,812
Series 2014-21 Class HA, 3% 2/20/44	7,921,894	8,108,571
Series 2014-25 Class HC, 3% 2/20/44	11,852,179	12,147,331
Series 2014-5 Class A, 3% 1/20/44	10,524,688	10,756,434
Series 2015-H13 Class HA, 2.5% 8/20/64 (j)	11,170,313	11,140,350
Series 2015-H17:
Class GZ, 4.3303% 5/20/65 (a)(j)	519,917	536,500
Class HA, 2.5% 5/20/65 (j)	5,351,573	5,337,185
Series 2015-H21 Class HA, 2.5% 6/20/63 (j)	190,776	190,296
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.91% 5/20/66 (a)(b)(j)	16,561,816	16,638,815
Series 2017-186 Class HK, 3% 11/16/45	10,134,328	10,231,289
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.76% 8/20/66 (a)(b)(j)	17,545,415	17,581,762
		645,519,102
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $640,379,611)		645,519,102

Commercial Mortgage Securities - 1.0%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	29,889,565	30,195,019
Freddie Mac:
sequential payer:
Series K069 Class A2, 3.187% 9/25/27	13,703,000	14,284,280
Series K155 Class A1, 3.75% 11/25/29	865,564	930,622
Series K734 Class A2, 3.208% 2/25/51	9,205,000	9,596,709
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $53,545,266)		55,006,630
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund 2.41% (k)
(Cost $156,461,850)	156,430,716	156,462,003

Purchased Swaptions - 0.6%
	Expiration Date	Notional Amount	Value
Put Options - 0.2%
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.61% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	85,800,000	$1,570,761
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.643% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/22/22	63,300,000	1,107,046
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	12,000,000	232,832
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	67,900,000	1,166,236
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.55% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	35,000,000	686,896
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.5675% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	92,000,000	1,727,302
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.611% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	45,200,000	813,815
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	59,000,000	1,020,410
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.732% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	40,000,000	602,216
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.085% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	25,800,000	146,189

TOTAL PUT OPTIONS			9,073,703

Call Options - 0.4%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.61% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	85,800,000	3,950,402
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.643% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/22/22	63,300,000	3,002,077
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	12,000,000	519,019
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	67,900,000	3,239,815
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.55% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	35,000,000	1,526,994
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.5675% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	92,000,000	4,080,615
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.611% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	45,200,000	2,081,621
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	59,000,000	2,800,158
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.732% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	40,000,000	2,054,927
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.085% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	25,800,000	1,812,854

TOTAL CALL OPTIONS			25,068,482

TOTAL PURCHASED SWAPTIONS
(Cost $28,942,312)			34,142,185
TOTAL INVESTMENT IN SECURITIES - 159.8%
(Cost $8,989,185,151)			9,068,118,685
NET OTHER ASSETS (LIABILITIES) - (59.8)%			(3,394,721,575)
NET ASSETS - 100%			$5,673,397,110

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 6/1/34	$(54,800,000)	$(55,602,310)
3% 6/1/34	(29,000,000)	(29,424,580)
3% 6/1/34	(10,100,000)	(10,247,871)
3% 6/1/34	(26,050,000)	(26,431,390)
3% 6/1/34	(4,900,000)	(4,971,739)
3% 6/1/34	(35,500,000)	(36,019,745)
3% 6/1/34	(17,800,000)	(18,060,604)
3% 6/1/34	(10,500,000)	(10,653,727)
3% 6/1/34	(10,800,000)	(10,958,120)
3% 6/1/34	(2,600,000)	(2,638,066)
3% 6/1/34	(17,500,000)	(17,756,212)
3% 6/1/34	(9,700,000)	(9,842,015)
3% 6/1/34	(27,200,000)	(27,598,227)
3% 6/1/49	(282,100,000)	(283,230,008)
3% 6/1/49	(15,900,000)	(15,963,691)
3% 6/1/49	(8,100,000)	(8,132,446)
3% 6/1/49	(14,600,000)	(14,658,483)
3% 6/1/49	(11,400,000)	(11,445,665)
3% 6/1/49	(6,500,000)	(6,526,037)
3% 6/1/49	(56,800,000)	(57,027,524)
3% 6/1/49	(37,800,000)	(37,951,415)
3% 6/1/49	(60,700,000)	(60,943,146)
3% 6/1/49	(111,000,000)	(111,444,633)
3% 6/1/49	(14,600,000)	(14,658,483)
3% 6/1/49	(101,550,000)	(101,956,779)
3% 6/1/49	(8,850,000)	(8,885,450)
3% 6/1/49	(62,600,000)	(62,850,757)
3% 6/1/49	(43,100,000)	(43,272,646)
3% 6/1/49	(30,200,000)	(30,320,972)
3% 6/1/49	(50,900,000)	(51,103,890)
3% 7/1/49	(37,800,000)	(37,930,743)
3% 7/1/49	(37,800,000)	(37,930,743)
3.5% 6/1/34	(5,000,000)	(5,136,008)
3.5% 6/1/49	(100,000)	(101,987)
3.5% 6/1/49	(35,500,000)	(36,205,229)
3.5% 6/1/49	(73,300,000)	(74,756,148)
3.5% 6/1/49	(73,300,000)	(74,756,148)
3.5% 6/1/49	(69,500,000)	(70,880,659)
3.5% 6/1/49	(22,900,000)	(23,354,922)
3.5% 6/1/49	(8,200,000)	(8,362,898)
3.5% 6/1/49	(18,300,000)	(18,663,540)
3.5% 6/1/49	(11,700,000)	(11,932,428)
3.5% 6/1/49	(29,300,000)	(29,882,062)
3.5% 6/1/49	(140,650,000)	(143,444,097)
3.5% 6/1/49	(23,975,000)	(24,451,278)
3.5% 6/1/49	(21,600,000)	(22,029,097)
3.5% 6/1/49	(23,975,000)	(24,451,278)
4% 6/1/49	(90,200,000)	(93,102,943)
4.5% 6/1/49	(3,300,000)	(3,447,620)
4.5% 6/1/49	(4,600,000)	(4,805,773)
4.5% 6/1/49	(8,600,000)	(8,984,706)
4.5% 6/1/49	(50,900,000)	(53,176,920)
4.5% 6/1/49	(50,600,000)	(52,863,500)
4.5% 6/1/49	(14,100,000)	(14,730,738)
4.5% 6/1/49	(9,700,000)	(10,133,912)

TOTAL FANNIE MAE		(2,066,092,008)

Ginnie Mae
3% 6/1/49	(37,500,000)	(38,063,513)
3% 6/1/49	(62,100,000)	(63,033,177)
3.5% 6/1/49	(125,900,000)	(129,413,214)
4% 6/1/49	(2,300,000)	(2,379,090)

TOTAL GINNIE MAE		(232,888,994)

TOTAL TBA SALE COMMITMENTS
(Proceeds $2,278,490,294)		$(2,298,981,002)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	63,000,000	$(1,404,426)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.244% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2026	6/27/19	71,000,000	(37,389)

TOTAL PUT SWAPTIONS			(1,441,815)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	63,000,000	(2,511,429)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.244% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2026	6/27/19	71,000,000	(1,292,209)

TOTAL CALL SWAPTIONS			(3,803,638)

TOTAL WRITTEN SWAPTIONS			$(5,245,453)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	88	Sept. 2019	$11,154,000	$93,385	$93,385
CBOT 2-Year U.S. Treasury Note Contracts (United States)	475	Sept. 2019	101,969,141	318,210	318,210
CBOT Long Term U.S. Treasury Bond Contracts (United States)	70	Sept. 2019	10,760,313	161,177	161,177
TOTAL PURCHASED					572,772
Sold
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	4,283	Sept. 2019	502,683,664	(6,031,578)	(6,031,578)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	1,419	Sept. 2019	193,760,016	(3,934,706)	(3,934,706)
TOTAL SOLD					(9,966,284)
TOTAL FUTURES CONTRACTS					$(9,393,512)

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

The notional amount of futures sold as a percentage of Net Assets is 12.3%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi - annual	LCH	Jun. 2029	$33,372,000	$(831,918)	$0	$(831,918)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,753,318.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,614,581.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,334,837 or 0.4% of net assets.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,202,880
Total	$4,202,880

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.